Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of loans (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩)
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 239,785,876,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	3,129,883,000,000
Transfer to lifetime expected credit losses	(5,144,000,000,000)
Transfer to credit-impaired financial assets	(268,106,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	(884,279,000,000)
Ending balance	236,619,374,000,000
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	11,423,990,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(3,124,443,000,000)
Transfer to lifetime expected credit losses	5,269,372,000,000
Transfer to credit-impaired financial assets	(243,986,000,000)
Charge off	0
Disposal	(1,153,000,000)
Net increase (decrease)	(1,385,273,000,000)
Ending balance	11,938,507,000,000
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	2,127,132,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(5,440,000,000)
Transfer to lifetime expected credit losses	(125,372,000,000)
Transfer to credit-impaired financial assets	512,092,000,000
Charge off	(343,553,000,000)
Disposal	(81,178,000,000)
Net increase (decrease)	(97,243,000,000)
Ending balance	1,986,438,000,000
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	103,502,347,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,772,982,000,000
Transfer to lifetime expected credit losses	(2,731,516,000,000)
Transfer to credit-impaired financial assets	(84,885,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	2,913,765,000,000
Ending balance	105,372,693,000,000
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	5,487,758,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,768,978,000,000)
Transfer to lifetime expected credit losses	2,746,818,000,000
Transfer to credit-impaired financial assets	(101,151,000,000)
Charge off	0
Disposal	(270,000,000)
Net increase (decrease)	(742,949,000,000)
Ending balance	5,621,228,000,000
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	326,739,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,004,000,000)
Transfer to lifetime expected credit losses	(15,302,000,000)
Transfer to credit-impaired financial assets	186,036,000,000
Charge off	(117,228,000,000)
Disposal	(13,483,000,000)
Net increase (decrease)	(22,980,000,000)
Ending balance	339,778,000,000
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	130,561,786,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,113,857,000,000
Transfer to lifetime expected credit losses	(2,112,755,000,000)
Transfer to credit-impaired financial assets	(155,933,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	(4,520,684,000,000)
Ending balance	124,886,271,000,000
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	5,000,966,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,112,533,000,000)
Transfer to lifetime expected credit losses	2,222,364,000,000
Transfer to credit-impaired financial assets	(118,707,000,000)
Charge off	0
Disposal	(883,000,000)
Net increase (decrease)	(688,875,000,000)
Ending balance	5,302,332,000,000
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,622,410,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,324,000,000)
Transfer to lifetime expected credit losses	(109,609,000,000)
Transfer to credit-impaired financial assets	274,640,000,000
Charge off	(121,847,000,000)
Disposal	(67,695,000,000)
Net increase (decrease)	(149,456,000,000)
Ending balance	1,447,119,000,000
Credit card | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	5,721,743,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	243,044,000,000
Transfer to lifetime expected credit losses	(299,729,000,000)
Transfer to credit-impaired financial assets	(27,288,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	722,640,000,000
Ending balance	6,360,410,000,000
Credit card | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	935,266,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(242,932,000,000)
Transfer to lifetime expected credit losses	300,190,000,000
Transfer to credit-impaired financial assets	(24,128,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	46,551,000,000
Ending balance	1,014,947,000,000
Credit card | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	177,983,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(112,000,000)
Transfer to lifetime expected credit losses	(461,000,000)
Transfer to credit-impaired financial assets	51,416,000,000
Charge off	(104,478,000,000)
Disposal	0
Net increase (decrease)	75,193,000,000
Ending balance	₩ 199,541,000,000